Commitments and Contingent Liabilities - Operating And Capital Leases (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 11,668
2019	10,646
2020	7,639
2021	5,309
2022	4,625
Thereafter	5,105
Total	44,992
2018	2,232
2019	1,696
2020	181
2021	0
2022	0
Thereafter	0
Total	$ 4,109